UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and
complete, and that it is understood that all
required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida October 16, 2006
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	59
Form 13F information table value total:	171,942,408
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE






NAME OF ISSUER   	CUSIP   	FAIR MARKET VALUE	SHARES
3M CO	COM		88579Y101	3,769,819.52		50,656.00	SOLE
ALBERTO CULVER COM	013068101	3,919,713.20		77,480.00	SOLE
AMERICAN EXPRESS COM	025816109	2,516,870.40		44,880.00	SOLE
AMGEN INC COM	COM	031162100	23,247.25		325.00		SOLE
ANHEUSER BUSCH COM	035229103	6,753,118.91		142,141.00	SOLE
AURA SYS INC COM	051526200	2.28			3.00		SOLE
AUTOMATIC DATA PROCESS	053015103	7,270,098.48		153,572.00	SOLE
AVON PRODUCTS INC COM	054303102	2,265,283.44		73,884.00	SOLE
BALDWIN AND LYONS COM	057755209	1,222,286.52		50,466.00	SOLE
BANDAG INC CL A	COM	059815308	1,296,348.75		37,305.00	SOLE
BERKSHIRE HATHAWAY COM	084670207	4,513,428.00		1,422.00	SOLE
CASCADE NATL GAS COM	147339105	2,048,978.15		78,535.00	SOLE
CINTAS CORP COM	COM	172908105	3,819,156.54		93,538.00	SOLE
COCA COLA CO	COM	191216100	7,691,215.20		172,140.00	SOLE
COLGATE PALMOLIVE COM	194162103	4,240,001.70		68,277.00	SOLE
COMMUNICATIONS SYS COM	203900105	755,465.90		80,885.00	SOLE
DELL INC COM	COM	24702R101	6,654,502.52		291,353.00	SOLE
EXXON MOBIL CORP COM	30231G102	1,966,473.40		29,307.00	SOLE
GENERAL ELECTRIC COM	369604103	5,227,271.90		148,081.00	SOLE
GROLSCH NV COM		N37291916	4,395,728.51		123,977.00	SOLE
HANESBRANDS INC	COM	410345102	528,613.58		23,483.00	SOLE
HARLEY DAVIDSON	COM	412822108	5,486,609.00		87,436.00	SOLE
HAWKINS INC	COM	420261109	385,333.56		27,098.00	SOLE
HEALTH MGMT ASSOC COM	421933102	3,235,424.50		154,805.00	SOLE
HERSHEY COMPANY	COM	427866108	2,320,849.19		43,421.00	SOLE
HOME DEPOT INC	COM	437076102	2,456,349.48		67,724.00	SOLE
HORACE MANN EDUCATR CP	440327104	4,817,980.35		250,545.00	SOLE
INTERNATIONAL SPEEDWAY  460335201	2,936,822.00		58,925.00	SOLE
JOHNSON AND JOHNSON COM	478160104	2,452,329.22		37,763.00	SOLE
LABORATORY AMER HLDGS	50540R409	3,320,792.65		50,645.00	SOLE
LOUISIANA PAC CORP COM	546347105	748,172.20		39,860.00	SOLE
MCGRAW HILL CO INC COM	580645109	6,649,077.40		114,580.00	SOLE
MEDTRONIC INC	COM	585055106	3,387,199.30		72,937.00	SOLE
MERCK & CO INC	COM	589331107	4,313,688.80		102,952.00	SOLE
MICROSOFT CORP	COM	594918104	2,573,395.09		94,091.00	SOLE
MOCON INC	COM	607494101	1,327,931.22		137,467.00	SOLE
MONSANTO CO NEW COM	61166W101	2,256.48		48.00		SOLE
MOODYS CORP COM	COM	615369105	2,174,800.32		33,264.00	SOLE
MYLAN LABS INC COM	628530107	4,386,165.96		217,892.00	SOLE
NATIONAL DENTEX CORP	63563H109	985,172.40		50,136.00	SOLE
OIL DRI CORP AMERICA	677864100	2,022,786.43		132,829.00	SOLE
PATTERSON DENTAL COM	703395103	3,038,444.83		90,403.00	SOLE
PEPSICO INC	COM	713448108	5,179,490.42		79,367.00	SOLE
PFIZER INC	COM	717081103	2,576,607.76		90,854.00	SOLE
PROCTER AND GAMBLE COM	742718109	1,231,356.66		19,867.00	SOLE
SARA LEE CORP COM	803111103	3,028,246.87		188,441.00	SOLE
SERVICEMASTER COM	81760N109	4,806,691.06		428,786.00	SOLE
ST PAUL TRAVELERS COM	792860108	3,623,237.19		77,271.00	SOLE
STEPAN CO COM		858586100	985,635.60		33,720.00	SOLE
TELEPHONE & DATA SYS 	879433100	1,770,515.50		42,055.00	SOLE
TELEPHONE & DATA SYS 	879433860	1,149,355.60		28,136.00	SOLE
THE LIMITED	COM	532716107	4,834,769.37		182,513.00	SOLE
UNITED PARCEL SERVICE	911312106	2,615,954.22		36,363.00	SOLE
UNITED-GUARDIAN INC	910571108	209,296.50		22,505.00	SOLE
VIRCO MFG CO	COM	927651109	468,118.88		95,926.00	SOLE
WAL MART STORES INc	931142103	1,901,138.04		38,547.00	SOLE
WALT DISNEY CO COM	254687106	2,956,325.13		95,643.00	SOLE
XL CAPITAL LTD A SHS	G98255105	4,605,029.70		67,031.00	SOLE
OCEAN SPRAY CRANBERRIE 	675022404	101,445.37		1,250.00	SOLE